Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Accounts receivable, net from related party	$ 332,832
Amount due from related parties	21,745	11,410
Total Amount due to related parties	58,483	43,289
Nanchang Institute Of Science Technology [Member]
Related Party Transaction [Line Items]
Accounts receivable, net from related party	332,391
Amount due from related parties
Total Amount due to related parties	12,942
Mr Cong Zhao [Member]
Related Party Transaction [Line Items]
Amount due from related parties	21,745
Ms Xing Xie [Member]
Related Party Transaction [Line Items]
Amount due from related parties		5,512
Mr Xili Huang [Member]
Related Party Transaction [Line Items]
Amount due from related parties		5,898
Ms Yan Fu [Member]
Related Party Transaction [Line Items]
Total Amount due to related parties	$ 45,540	$ 43,289